Stock Based Compensation (Details 1) - Aircom 2014 Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options outstanding, Beginning	932,262	932,262	932,262
Granted
Exercised
Forfeited/Cancelled
Options outstanding, Ending	932,262	932,262	932,262
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 0.4081	$ 0.4081	$ 0.4081
Granted
Exercised
Forfeited/Cancelled
Options outstanding, Ending	0.4081	0.4081	0.4081
Exercisable, Ending	0.1282	0.1282	0.1282
Weighted Average Fair Value Per Share
Options outstanding, Beginning	0.1282	0.1282	0.1282
Granted
Exercised
Forfeited/Cancelled
Options outstanding, Ending		$ 0.1282	$ 0.1282